Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond	4.000%	12/15/27	3,710	3,687
	United States Treasury Note/Bond	4.250%	1/15/28	950	950
	United States Treasury Note/Bond	4.375%	12/31/29	846	848
	United States Treasury Note/Bond	4.250%	11/15/34	2,300	2,246
Total U.S. Government and Agency Obligations (Cost $7,720)					7,731
Corporate Bonds (13.2%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	9,137	9,250
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/36	6,800	6,900
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	12,295	8,153
					15,053
China (1.4%)
	China Construction Bank Corp.	2.850%	1/21/32	9,195	8,857
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	9,250	9,592
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	8,030	8,039
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	27,960	27,194
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	6,600	6,021
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	10,594	10,372
					70,075
Colombia (0.8%)
	Ecopetrol SA	6.875%	4/29/30	9,155	9,003
	Ecopetrol SA	7.750%	2/1/32	7,941	7,782
	Ecopetrol SA	8.875%	1/13/33	10,436	10,753
	Ecopetrol SA	8.375%	1/19/36	8,394	8,159
	Ecopetrol SA	5.875%	5/28/45	9,075	6,341
					42,038
Indonesia (0.4%)
	Freeport Indonesia PT	5.315%	4/14/32	6,900	6,772
	Pertamina Persero PT	6.450%	5/30/44	6,900	7,057
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	6,942	6,802
					20,631
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	6,918	6,387
Malaysia (0.6%)
	Petronas Capital Ltd.	3.500%	4/21/30	10,195	9,466
	Petronas Capital Ltd.	4.500%	3/18/45	6,725	5,746
	Petronas Capital Ltd.	4.550%	4/21/50	12,725	10,735
	Petronas Capital Ltd.	3.404%	4/28/61	7,925	5,176
					31,123
Mexico (3.7%)
	Mexico City Airport Trust	5.500%	7/31/47	8,517	6,788
	Petroleos Mexicanos	6.875%	8/4/26	11,088	10,899
	Petroleos Mexicanos	6.490%	1/23/27	7,051	6,823
	Petroleos Mexicanos	6.500%	3/13/27	18,341	17,698
	Petroleos Mexicanos	5.350%	2/12/28	9,060	8,253
[2]	Petroleos Mexicanos	8.750%	6/2/29	8,783	8,713
	Petroleos Mexicanos	6.840%	1/23/30	10,760	9,735
	Petroleos Mexicanos	5.950%	1/28/31	17,322	14,526
[2]	Petroleos Mexicanos	6.700%	2/16/32	30,764	26,733
	Petroleos Mexicanos	10.000%	2/7/33	8,983	9,239
	Petroleos Mexicanos	6.625%	6/15/35	12,471	9,870
	Petroleos Mexicanos	6.500%	6/2/41	7,081	4,971
	Petroleos Mexicanos	6.750%	9/21/47	25,175	17,246
	Petroleos Mexicanos	6.350%	2/12/48	7,142	4,726
	Petroleos Mexicanos	7.690%	1/23/50	36,517	27,305

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petroleos Mexicanos	6.950%	1/28/60	17,228	11,784
					195,309
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	9,075	5,739
Qatar (0.8%)
	Qatar Energy	1.375%	9/12/26	6,915	6,555
	Qatar Energy	2.250%	7/12/31	15,775	13,380
	Qatar Energy	3.125%	7/12/41	15,786	11,471
	Qatar Energy	3.300%	7/12/51	18,300	12,357
					43,763
Saudi Arabia (3.9%)
	Gaci First Investment Co.	5.000%	1/29/29	8,325	8,258
	Gaci First Investment Co.	4.750%	2/14/30	8,130	7,963
	Gaci First Investment Co.	5.250%	10/13/32	8,150	8,056
	Gaci First Investment Co.	5.250%	1/29/34	6,705	6,563
	Gaci First Investment Co.	4.875%	2/14/35	9,350	8,819
	Gaci First Investment Co.	5.125%	2/14/53	8,000	6,778
	Gaci First Investment Co.	5.375%	1/29/54	6,490	5,661
	SA Global Sukuk Ltd.	1.602%	6/17/26	8,995	8,609
[3]	SA Global Sukuk Ltd.	4.250%	10/2/29	6,500	6,277
	SA Global Sukuk Ltd.	2.694%	6/17/31	13,550	11,742
[3]	SA Global Sukuk Ltd.	4.750%	10/2/34	6,025	5,832
	Saudi Arabian Oil Co.	3.500%	4/16/29	13,928	13,127
	Saudi Arabian Oil Co.	2.250%	11/24/30	9,125	7,835
	Saudi Arabian Oil Co.	5.250%	7/17/34	9,350	9,252
	Saudi Arabian Oil Co.	4.250%	4/16/39	13,850	11,870
	Saudi Arabian Oil Co.	4.375%	4/16/49	13,635	10,857
	Saudi Arabian Oil Co.	3.250%	11/24/50	10,183	6,603
	Saudi Arabian Oil Co.	5.750%	7/17/54	9,150	8,555
	Saudi Arabian Oil Co.	5.875%	7/17/64	9,175	8,545
	Saudi Arabian Oil Co.	3.500%	11/24/70	10,250	6,316
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	6,920	6,606
	Suci Second Investment Co.	4.375%	9/10/27	7,045	6,927
	Suci Second Investment Co.	6.000%	10/25/28	10,700	11,025
	Suci Second Investment Co.	5.171%	3/5/31	9,361	9,315
					201,391
United Arab Emirates (0.9%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	9,850	8,670
	Adnoc Murban Rsc Ltd.	4.500%	9/11/34	6,900	6,490
[3]	Adnoc Murban Rsc Ltd.	5.125%	9/11/54	6,900	6,246
	DP World Crescent Ltd.	5.500%	9/13/33	6,930	6,910
[3]	DP World Ltd.	6.850%	7/2/37	7,800	8,387
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	6,928	5,048
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	8,950	6,786
					48,537
Total Corporate Bonds (Cost $751,508)					689,296
Sovereign Bonds (84.8%)
Angola (0.6%)
	Republic of Angola	8.250%	5/9/28	8,067	7,608
	Republic of Angola	8.000%	11/26/29	7,623	6,875
	Republic of Angola	8.750%	4/14/32	8,125	7,218
	Republic of Angola	9.375%	5/8/48	7,950	6,576
	Republic of Angola	9.125%	11/26/49	5,700	4,605
					32,882
Argentina (4.1%)
	Provincia de Buenos Aires	6.625%	9/1/37	27,112	19,184
	Republic of Argentina	1.000%	7/9/29	10,882	8,543
	Republic of Argentina	5.000%	1/9/38	51,750	37,260
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	64,250	48,190
[4]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	9,277	6,229
[4]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	93,027	63,155
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	47,563	30,090
					212,651
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/29	2,150	1,894

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Armenia	3.600%	2/2/31	3,575	2,974
					4,868
Azerbaijan (0.1%)
[2]	Republic of Azerbaijan	3.500%	9/1/32	4,810	4,161
Bahamas (0.1%)
[2]	Commonwealth of Bahamas	6.000%	11/21/28	2,832	2,695
[2]	Commonwealth of Bahamas	8.950%	10/15/32	3,638	3,761
					6,456
Bahrain (1.7%)
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	4,191	4,088
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	4,900	4,684
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	4,343	4,002
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	4,550	4,644
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/31	4,800	4,842
[3]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/32	5,800	5,799
	Kingdom of Bahrain	4.250%	1/25/28	2,375	2,256
	Kingdom of Bahrain	7.000%	10/12/28	7,825	8,050
	Kingdom of Bahrain	6.750%	9/20/29	6,000	6,113
	Kingdom of Bahrain	7.375%	5/14/30	4,850	5,060
	Kingdom of Bahrain	5.625%	9/30/31	5,045	4,780
	Kingdom of Bahrain	5.450%	9/16/32	5,250	4,880
	Kingdom of Bahrain	5.250%	1/25/33	5,155	4,685
	Kingdom of Bahrain	5.625%	5/18/34	4,950	4,561
	Kingdom of Bahrain	7.750%	4/18/35	4,300	4,542
	Kingdom of Bahrain	7.500%	2/12/36	4,900	5,092
	Kingdom of Bahrain	6.000%	9/19/44	6,025	5,116
	Kingdom of Bahrain	7.500%	9/20/47	4,225	4,191
	Kingdom of Bahrain	6.250%	1/25/51	2,230	1,890
					89,275
Benin (0.1%)
[2]	Republic of Benin	7.960%	2/13/38	3,450	3,269
[2,3]	Republic of Benin	8.375%	1/23/41	2,200	2,124
					5,393
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	2,860	2,778
	Government of Bermuda	2.375%	8/20/30	3,280	2,805
	Government of Bermuda	5.000%	7/15/32	3,985	3,855
	Government of Bermuda	3.375%	8/20/50	3,280	2,183
					11,621
Bolivia (0.1%)
[2]	Bolivian Government	4.500%	3/20/28	4,666	2,891
	Bolivian Government	7.500%	3/2/30	3,780	2,366
					5,257
Brazil (3.1%)
	Federative Republic of Brazil	6.000%	4/7/26	9,800	9,907
	Federative Republic of Brazil	10.125%	5/15/27	3,325	3,655
	Federative Republic of Brazil	4.625%	1/13/28	13,807	13,451
	Federative Republic of Brazil	4.500%	5/30/29	9,180	8,713
	Federative Republic of Brazil	3.875%	6/12/30	15,845	14,222
	Federative Republic of Brazil	6.250%	3/18/31	9,185	9,169
	Federative Republic of Brazil	3.750%	9/12/31	6,840	5,917
	Federative Republic of Brazil	6.125%	1/22/32	9,075	8,875
	Federative Republic of Brazil	6.000%	10/20/33	10,160	9,739
	Federative Republic of Brazil	8.250%	1/20/34	6,308	6,965
	Federative Republic of Brazil	6.125%	3/15/34	10,200	9,773
	Federative Republic of Brazil	7.125%	1/20/37	7,316	7,568
	Federative Republic of Brazil	5.625%	1/7/41	10,050	8,744
	Federative Republic of Brazil	5.000%	1/27/45	14,973	11,290
	Federative Republic of Brazil	5.625%	2/21/47	12,657	10,172
	Federative Republic of Brazil	4.750%	1/14/50	18,174	12,607
	Federative Republic of Brazil	7.125%	5/13/54	10,209	9,658
					160,425
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/37	6,870	6,459

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cameroon (0.1%)
[2]	Republic of Cameroon	9.500%	7/31/31	2,600	2,487
Chile (2.1%)
	Republic of Chile	2.750%	1/31/27	6,844	6,570
	Republic of Chile	3.240%	2/6/28	8,059	7,661
	Republic of Chile	4.850%	1/22/29	7,951	7,886
	Republic of Chile	2.450%	1/31/31	6,322	5,442
	Republic of Chile	2.550%	1/27/32	7,025	5,922
	Republic of Chile	2.550%	7/27/33	10,382	8,407
	Republic of Chile	3.500%	1/31/34	6,650	5,745
	Republic of Chile	4.950%	1/5/36	7,511	7,121
	Republic of Chile	5.650%	1/13/37	7,260	7,282
	Republic of Chile	3.100%	5/7/41	12,335	8,844
	Republic of Chile	4.340%	3/7/42	9,065	7,618
	Republic of Chile	3.860%	6/21/47	4,705	3,516
	Republic of Chile	3.500%	1/25/50	10,650	7,333
	Republic of Chile	4.000%	1/31/52	4,537	3,380
	Republic of Chile	3.500%	4/15/53	6,806	4,624
	Republic of Chile	5.330%	1/5/54	6,625	6,079
	Republic of Chile	3.100%	1/22/61	9,075	5,333
	Republic of Chile	3.250%	9/21/71	4,537	2,664
					111,427
China (0.8%)
	China Government Bond	1.250%	10/26/26	2,100	2,001
	China Government Bond	2.625%	11/2/27	1,189	1,149
	China Government Bond	3.500%	10/19/28	4,380	4,296
	China Government Bond	2.125%	12/3/29	9,325	8,544
	China Government Bond	1.200%	10/21/30	9,386	8,018
	China Government Bond	1.750%	10/26/31	4,250	3,658
	China Government Bond	2.750%	12/3/39	2,975	2,408
	China Government Bond	4.000%	10/19/48	2,750	2,482
	China Government Bond	2.250%	10/21/50	2,899	1,845
	China Government Bond	2.500%	10/26/51	2,875	1,919
	Export-Import Bank of China	3.875%	5/16/26	6,800	6,760
					43,080
Colombia (2.8%)
	Republic of Colombia	3.875%	4/25/27	7,625	7,344
	Republic of Colombia	4.500%	3/15/29	9,019	8,401
	Republic of Colombia	3.000%	1/30/30	7,155	6,001
	Republic of Colombia	3.125%	4/15/31	11,692	9,340
	Republic of Colombia	3.250%	4/22/32	9,034	6,970
	Republic of Colombia	8.000%	4/20/33	7,370	7,568
	Republic of Colombia	7.500%	2/2/34	9,998	9,914
	Republic of Colombia	8.000%	11/14/35	8,621	8,710
	Republic of Colombia	7.750%	11/7/36	8,850	8,675
	Republic of Colombia	7.375%	9/18/37	8,401	8,042
	Republic of Colombia	6.125%	1/18/41	11,349	9,252
	Republic of Colombia	4.125%	2/22/42	4,537	2,873
	Republic of Colombia	5.625%	2/26/44	11,520	8,591
	Republic of Colombia	5.000%	6/15/45	20,419	13,851
	Republic of Colombia	5.200%	5/15/49	12,705	8,588
	Republic of Colombia	4.125%	5/15/51	6,910	3,974
	Republic of Colombia	8.750%	11/14/53	8,621	8,732
	Republic of Colombia	8.375%	11/7/54	7,300	7,110
	Republic of Colombia	3.875%	2/15/61	5,899	3,103
					147,039
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/31	5,263	5,309
[2]	Republic of Costa Rica	6.550%	4/3/34	6,720	6,888
	Republic of Costa Rica	5.625%	4/30/43	2,361	2,120
	Republic of Costa Rica	7.000%	4/4/44	4,630	4,725
	Republic of Costa Rica	7.158%	3/12/45	5,961	6,195
[2]	Republic of Costa Rica	7.300%	11/13/54	6,806	7,127
					32,364

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominican Republic (2.0%)
	Dominican Republic	5.950%	1/25/27	7,823	7,831
	Dominican Republic	6.000%	7/19/28	6,021	6,007
	Dominican Republic	5.500%	2/22/29	8,086	7,916
	Dominican Republic	4.500%	1/30/30	9,187	8,499
	Dominican Republic	7.050%	2/3/31	5,170	5,342
	Dominican Republic	4.875%	9/23/32	14,050	12,680
	Dominican Republic	6.000%	2/22/33	8,040	7,816
[3]	Dominican Republic	6.600%	6/1/36	3,200	3,186
	Dominican Republic	6.600%	6/1/36	200	199
	Dominican Republic	5.300%	1/21/41	6,880	5,874
	Dominican Republic	7.450%	4/30/44	6,500	6,900
	Dominican Republic	6.850%	1/27/45	9,055	9,048
	Dominican Republic	6.500%	2/15/48	4,537	4,374
	Dominican Republic	6.400%	6/5/49	6,800	6,455
	Dominican Republic	5.875%	1/30/60	14,735	12,712
					104,839
Ecuador (0.9%)
[2]	Republic of Ecuador	0.000%	7/31/30	9,912	6,299
	Republic of Ecuador	6.900%	7/31/30	14,068	10,730
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	13,704	8,059
[4]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	29,533	19,240
					44,328
Egypt (2.0%)
	Arab Republic of Egypt	3.875%	2/16/26	3,450	3,331
	Arab Republic of Egypt	7.500%	1/31/27	9,145	9,084
	Arab Republic of Egypt	5.800%	9/30/27	5,050	4,785
	Arab Republic of Egypt	6.588%	2/21/28	5,800	5,566
	Arab Republic of Egypt	7.600%	3/1/29	7,945	7,765
[3,5]	Arab Republic of Egypt	8.625%	2/4/30	5,400	5,391
	Arab Republic of Egypt	5.875%	2/16/31	6,900	5,899
	Arab Republic of Egypt	7.053%	1/15/32	4,675	4,104
	Arab Republic of Egypt	7.625%	5/29/32	7,969	7,160
[3,5]	Arab Republic of Egypt	9.450%	2/4/33	3,050	3,009
	Arab Republic of Egypt	7.300%	9/30/33	5,175	4,456
	Arab Republic of Egypt	6.875%	4/30/40	2,200	1,639
	Arab Republic of Egypt	8.500%	1/31/47	11,551	9,268
	Arab Republic of Egypt	7.903%	2/21/48	6,700	5,109
	Arab Republic of Egypt	8.700%	3/1/49	6,880	5,626
	Arab Republic of Egypt	8.875%	5/29/50	8,915	7,368
	Arab Republic of Egypt	8.750%	9/30/51	3,475	2,836
	Arab Republic of Egypt	8.150%	11/20/59	2,350	1,794
	Arab Republic of Egypt	7.500%	2/16/61	6,850	4,879
	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	6,925	7,148
					106,217
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/29	2,349	2,450
	Republic of El Salvador	0.250%	4/17/30	2,500	56
[2]	Republic of El Salvador	9.250%	4/17/30	4,720	5,004
	Republic of El Salvador	8.250%	4/10/32	2,349	2,381
	Republic of El Salvador	7.650%	6/15/35	3,693	3,571
	Republic of El Salvador	7.625%	2/1/41	2,363	2,199
	Republic of El Salvador	7.125%	1/20/50	3,510	2,981
	Republic of El Salvador	9.500%	7/15/52	4,120	4,327
[2,3]	Republic of El Salvador	9.650%	11/21/54	4,450	4,733
					27,702
Gabon (0.1%)
[2]	Republic of Gabon	6.625%	2/6/31	3,950	3,124
	Republic of Gabon	7.000%	11/24/31	2,437	1,927
					5,051
Georgia (0.0%)
	Republic of Georgia	2.750%	4/22/26	2,350	2,231
Ghana (0.6%)
	Republic of Ghana	8.125%	1/18/26	100	53
[2,3]	Republic of Ghana	0.000%	1/3/30	2,753	2,141
[2,3]	Republic of Ghana	1.500%	1/3/37	5,075	2,124
[3,4]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	13,095	11,660

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	18,719	13,666
					29,644
Guatemala (0.7%)
	Republic of Guatemala	4.500%	5/3/26	3,200	3,146
	Republic of Guatemala	4.375%	6/5/27	2,250	2,169
	Republic of Guatemala	4.875%	2/13/28	3,210	3,106
	Republic of Guatemala	5.250%	8/10/29	2,200	2,124
[2]	Republic of Guatemala	4.900%	6/1/30	2,100	1,991
[3]	Republic of Guatemala	6.050%	8/6/31	200	197
	Republic of Guatemala	6.050%	8/6/31	2,521	2,485
	Republic of Guatemala	5.375%	4/24/32	2,269	2,149
	Republic of Guatemala	7.050%	10/4/32	2,650	2,745
	Republic of Guatemala	3.700%	10/7/33	2,179	1,779
	Republic of Guatemala	6.600%	6/13/36	4,750	4,690
	Republic of Guatemala	6.550%	2/6/37	3,600	3,549
	Republic of Guatemala	4.650%	10/7/41	1,900	1,463
[2]	Republic of Guatemala	6.125%	6/1/50	6,681	5,940
					37,533
Honduras (0.2%)
	Republic of Honduras	6.250%	1/19/27	3,160	3,068
	Republic of Honduras	5.625%	6/24/30	2,500	2,192
[3]	Republic of Honduras	8.625%	11/27/34	3,450	3,340
					8,600
Hungary (1.3%)
	Republic of Hungary	6.125%	5/22/28	9,868	10,082
	Republic of Hungary	5.250%	6/16/29	7,925	7,854
	Republic of Hungary	2.125%	9/22/31	10,380	8,327
	Republic of Hungary	6.250%	9/22/32	8,375	8,599
	Republic of Hungary	5.500%	6/16/34	5,655	5,456
	Republic of Hungary	5.500%	3/26/36	10,650	10,139
	Republic of Hungary	7.625%	3/29/41	7,544	8,431
	Republic of Hungary	3.125%	9/21/51	9,200	5,516
	Republic of Hungary	6.750%	9/25/52	5,675	5,866
					70,270
Indonesia (6.1%)
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	8,145	8,148
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	5,645	5,428
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	9,015	8,933
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	8,150	8,101
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	7,990	7,900
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	4,680	4,759
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	5,860	5,752
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	3,600	3,615
[3]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	3,600	3,598
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	4,885	4,371
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	4,622	3,973
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	7,100	6,878
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	4,700	4,805
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/34	4,700	4,674
[3]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/34	3,475	3,442
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	3,500	2,610
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	3,400	2,407
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/54	2,850	2,756
[3]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	3,350	3,276
	Republic of Indonesia	4.350%	1/8/27	5,925	5,892
	Republic of Indonesia	3.850%	7/18/27	4,770	4,678
	Republic of Indonesia	4.150%	9/20/27	3,275	3,228
	Republic of Indonesia	3.500%	1/11/28	5,661	5,455
	Republic of Indonesia	4.550%	1/11/28	4,675	4,645
	Republic of Indonesia	4.100%	4/24/28	4,375	4,282
	Republic of Indonesia	4.750%	2/11/29	5,908	5,868
	Republic of Indonesia	4.400%	3/10/29	2,275	2,224
	Republic of Indonesia	3.400%	9/18/29	3,450	3,227
	Republic of Indonesia	5.250%	1/15/30	2,000	2,028
	Republic of Indonesia	2.850%	2/14/30	5,300	4,789
	Republic of Indonesia	3.850%	10/15/30	7,525	7,072
	Republic of Indonesia	1.850%	3/12/31	5,875	4,864
	Republic of Indonesia	2.150%	7/28/31	5,675	4,734

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.550%	3/31/32	4,700	4,227
	Republic of Indonesia	4.650%	9/20/32	6,550	6,281
	Republic of Indonesia	4.850%	1/11/33	5,955	5,763
	Republic of Indonesia	4.700%	2/10/34	3,115	2,969
	Republic of Indonesia	4.750%	9/10/34	5,050	4,813
	Republic of Indonesia	5.600%	1/15/35	4,325	4,379
	Republic of Indonesia	8.500%	10/12/35	7,325	9,050
	Republic of Indonesia	6.625%	2/17/37	6,737	7,376
	Republic of Indonesia	7.750%	1/17/38	9,139	11,004
	Republic of Indonesia	5.250%	1/17/42	10,370	9,998
	Republic of Indonesia	4.625%	4/15/43	7,110	6,358
	Republic of Indonesia	6.750%	1/15/44	9,335	10,512
	Republic of Indonesia	5.125%	1/15/45	9,226	8,708
	Republic of Indonesia	5.950%	1/8/46	5,566	5,760
	Republic of Indonesia	5.250%	1/8/47	7,100	6,757
	Republic of Indonesia	4.750%	7/18/47	4,180	3,756
	Republic of Indonesia	4.350%	1/11/48	7,950	6,659
	Republic of Indonesia	5.350%	2/11/49	4,723	4,594
	Republic of Indonesia	3.700%	10/30/49	4,605	3,410
	Republic of Indonesia	3.500%	2/14/50	3,827	2,731
	Republic of Indonesia	4.200%	10/15/50	7,625	6,156
	Republic of Indonesia	3.050%	3/12/51	9,350	6,081
	Republic of Indonesia	4.300%	3/31/52	3,523	2,857
	Republic of Indonesia	5.450%	9/20/52	2,075	2,005
	Republic of Indonesia	5.650%	1/11/53	3,330	3,296
	Republic of Indonesia	5.100%	2/10/54	3,250	2,985
	Republic of Indonesia	5.150%	9/10/54	2,425	2,235
	Republic of Indonesia	3.200%	9/23/61	3,050	1,890
	Republic of Indonesia	4.450%	4/15/70	4,585	3,673
	Republic of Indonesia	3.350%	3/12/71	3,650	2,290
					316,985
Iraq (0.1%)
[2]	Republic of Iraq	5.800%	1/15/28	4,601	4,533
Ivory Coast (0.4%)
[2]	Ivory Coast	6.375%	3/3/28	3,625	3,627
[2]	Ivory Coast	7.625%	1/30/33	4,900	4,788
[2]	Ivory Coast	6.125%	6/15/33	5,750	5,159
[2]	Ivory Coast	8.250%	1/30/37	6,900	6,711
					20,285
Jamaica (0.4%)
[2]	Jamaica	6.750%	4/28/28	5,665	5,808
[2]	Jamaica	8.000%	3/15/39	5,605	6,498
	Jamaica	7.875%	7/28/45	8,405	9,703
					22,009
Jordan (0.4%)
	Kingdom of Jordan	5.750%	1/31/27	4,600	4,519
	Kingdom of Jordan	7.750%	1/15/28	2,760	2,801
	Kingdom of Jordan	7.500%	1/13/29	5,700	5,697
	Kingdom of Jordan	5.850%	7/7/30	5,711	5,292
	Kingdom of Jordan	7.375%	10/10/47	4,625	4,125
					22,434
Kazakhstan (0.3%)
	Republic of Kazakhstan	4.714%	4/9/35	6,750	6,446
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,670
	Republic of Kazakhstan	4.875%	10/14/44	1,500	1,358
	Republic of Kazakhstan	6.500%	7/21/45	6,860	7,402
					17,876
Kenya (0.5%)
	Republic of Kenya	7.000%	5/22/27	4,125	4,069
	Republic of Kenya	7.250%	2/28/28	4,575	4,378
	Republic of Kenya	9.750%	2/16/31	6,700	6,652
	Republic of Kenya	8.000%	5/22/32	5,500	5,026
	Republic of Kenya	6.300%	1/23/34	4,498	3,586
	Republic of Kenya	8.250%	2/28/48	4,575	3,790
					27,501

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	20,565	20,092
Lebanon (0.1%)
[6]	Lebanon Republic	6.600%	11/27/26	7,795	1,256
[6]	Lebanon Republic	6.850%	3/23/27	4,705	758
[6]	Lebanon Republic	6.750%	11/29/27	5,019	809
[6]	Lebanon Republic	6.650%	11/3/28	4,230	682
[6]	Lebanon Republic	6.850%	5/25/29	4,540	732
[6]	Lebanon Republic	6.650%	2/26/30	6,365	1,025
[6]	Lebanon Republic	7.000%	3/23/32	4,850	781
[6]	Lebanon Republic	7.050%	11/2/35	2,200	355
[6]	Lebanon Republic	7.250%	3/23/37	3,250	524
					6,922
Malaysia (0.3%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,325	2,038
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	4,450	4,378
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,400	2,042
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	3,475	2,976
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	2,200	1,521
					12,955
Maldives (0.0%)
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	2,190	1,725
Mexico (5.9%)
	United Mexican States	4.150%	3/28/27	10,820	10,606
	United Mexican States	3.750%	1/11/28	8,568	8,196
	United Mexican States	5.400%	2/9/28	5,700	5,676
	United Mexican States	4.500%	4/22/29	14,120	13,548
	United Mexican States	5.000%	5/7/29	4,245	4,128
	United Mexican States	3.250%	4/16/30	10,175	8,979
	United Mexican States	6.000%	5/13/30	9,075	9,129
	United Mexican States	2.659%	5/24/31	15,498	12,728
	United Mexican States	8.300%	8/15/31	5,245	6,052
	United Mexican States	4.750%	4/27/32	11,115	10,142
	United Mexican States	7.500%	4/8/33	3,510	3,784
	United Mexican States	4.875%	5/19/33	10,105	9,098
	United Mexican States	3.500%	2/12/34	13,003	10,403
	United Mexican States	6.750%	9/27/34	7,665	7,803
	United Mexican States	6.350%	2/9/35	12,580	12,348
	United Mexican States	6.000%	5/7/36	18,280	17,265
	United Mexican States	6.875%	5/13/37	18,150	18,262
	United Mexican States	6.050%	1/11/40	12,813	11,809
	United Mexican States	4.280%	8/14/41	11,212	8,275
	United Mexican States	4.750%	3/8/44	16,746	12,711
	United Mexican States	5.550%	1/21/45	12,629	10,917
	United Mexican States	4.600%	1/23/46	10,685	7,760
	United Mexican States	4.350%	1/15/47	5,706	3,984
	United Mexican States	4.600%	2/10/48	8,348	6,004
	United Mexican States	4.500%	1/31/50	8,796	6,181
	United Mexican States	5.000%	4/27/51	11,205	8,416
	United Mexican States	4.400%	2/12/52	10,025	6,789
	United Mexican States	6.338%	5/4/53	13,300	11,865
	United Mexican States	6.400%	5/7/54	11,330	10,182
	United Mexican States	7.375%	5/13/55	11,344	11,420
	United Mexican States	3.771%	5/24/61	13,935	7,967
	United Mexican States	3.750%	4/19/71	13,867	7,652
	United Mexican States	5.750%	10/12/10	11,952	9,159
					309,238
Mongolia (0.1%)
	Mongolia	5.125%	4/7/26	2,568	2,532
	Mongolia	8.650%	1/19/28	3,000	3,164
	Mongolia	4.450%	7/7/31	2,100	1,830
					7,526
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/31	3,350	3,443

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morocco (0.5%)
	Kingdom of Morocco	2.375%	12/15/27	3,325	3,052
	Kingdom of Morocco	5.950%	3/8/28	5,650	5,706
	Kingdom of Morocco	3.000%	12/15/32	4,625	3,800
	Kingdom of Morocco	6.500%	9/8/33	5,725	5,913
	Kingdom of Morocco	5.500%	12/11/42	3,385	3,002
	Kingdom of Morocco	4.000%	12/15/50	5,600	3,808
					25,281
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/31	4,185	3,403
Nigeria (1.3%)
	Republic of Nigeria	6.500%	11/28/27	7,000	6,733
	Republic of Nigeria	6.125%	9/28/28	5,810	5,361
	Republic of Nigeria	8.375%	3/24/29	5,525	5,422
	Republic of Nigeria	7.143%	2/23/30	5,425	5,006
	Republic of Nigeria	8.747%	1/21/31	4,572	4,482
[3]	Republic of Nigeria	9.625%	6/9/31	3,325	3,352
	Republic of Nigeria	7.875%	2/16/32	6,800	6,254
	Republic of Nigeria	7.375%	9/28/33	6,753	5,873
[3]	Republic of Nigeria	10.375%	12/9/34	6,775	7,017
	Republic of Nigeria	7.696%	2/23/38	5,667	4,716
	Republic of Nigeria	7.625%	11/28/47	6,786	5,309
	Republic of Nigeria	9.248%	1/21/49	3,450	3,184
	Republic of Nigeria	8.250%	9/28/51	5,675	4,640
					67,349
Oman (1.8%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	7,958	7,890
	Sultanate of Oman	4.750%	6/15/26	10,700	10,631
	Sultanate of Oman	5.375%	3/8/27	7,543	7,539
	Sultanate of Oman	6.750%	10/28/27	6,279	6,498
	Sultanate of Oman	5.625%	1/17/28	10,650	10,709
	Sultanate of Oman	6.000%	8/1/29	9,922	10,113
	Sultanate of Oman	6.250%	1/25/31	7,450	7,703
	Sultanate of Oman	7.375%	10/28/32	4,687	5,180
	Sultanate of Oman	6.500%	3/8/47	9,165	9,093
	Sultanate of Oman	6.750%	1/17/48	12,500	12,759
	Sultanate of Oman	7.000%	1/25/51	4,400	4,618
					92,733
Pakistan (0.5%)
	Islamic Republic of Pakistan	6.000%	4/8/26	5,925	5,734
	Islamic Republic of Pakistan	6.875%	12/5/27	6,750	6,291
	Islamic Republic of Pakistan	7.375%	4/8/31	6,325	5,485
	Islamic Republic of Pakistan	8.875%	4/8/51	3,745	3,037
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	4,466	4,194
					24,741
Panama (2.1%)
	Republic of Panama	8.875%	9/30/27	4,339	4,665
	Republic of Panama	3.875%	3/17/28	5,690	5,319
	Republic of Panama	9.375%	4/1/29	4,230	4,675
	Republic of Panama	3.160%	1/23/30	7,292	6,209
	Republic of Panama	7.500%	3/1/31	5,090	5,208
	Republic of Panama	2.252%	9/29/32	11,344	8,127
	Republic of Panama	3.298%	1/19/33	4,537	3,496
	Republic of Panama	6.400%	2/14/35	10,565	9,780
[2]	Republic of Panama	6.700%	1/26/36	9,035	8,535
	Republic of Panama	6.875%	1/31/36	4,350	4,125
	Republic of Panama	8.000%	3/1/38	5,609	5,691
[2]	Republic of Panama	4.500%	5/15/47	5,191	3,406
[2]	Republic of Panama	4.500%	4/16/50	11,320	7,185
[2]	Republic of Panama	4.300%	4/29/53	7,885	4,798
	Republic of Panama	6.853%	3/28/54	6,280	5,433
	Republic of Panama	4.500%	4/1/56	11,349	6,925
	Republic of Panama	7.875%	3/1/57	3,176	3,082
[2]	Republic of Panama	3.870%	7/23/60	13,525	7,252
	Republic of Panama	4.500%	1/19/63	6,838	4,085
					107,996

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	2,400	2,372
Paraguay (0.5%)
	Republic of Paraguay	4.700%	3/27/27	2,197	2,176
[2]	Republic of Paraguay	4.950%	4/28/31	4,380	4,217
	Republic of Paraguay	2.739%	1/29/33	2,650	2,161
	Republic of Paraguay	3.849%	6/28/33	2,100	1,827
	Republic of Paraguay	5.850%	8/21/33	2,364	2,338
[2]	Republic of Paraguay	6.000%	2/9/36	2,380	2,356
	Republic of Paraguay	6.100%	8/11/44	4,530	4,293
	Republic of Paraguay	5.600%	3/13/48	2,560	2,240
[2]	Republic of Paraguay	5.400%	3/30/50	5,335	4,528
					26,136
Peru (1.7%)
	Republic of Peru	4.125%	8/25/27	2,693	2,646
	Republic of Peru	2.844%	6/20/30	2,890	2,555
	Republic of Peru	2.783%	1/23/31	14,616	12,560
	Republic of Peru	1.862%	12/1/32	4,545	3,468
	Republic of Peru	8.750%	11/21/33	9,795	11,636
	Republic of Peru	3.000%	1/15/34	10,222	8,282
	Republic of Peru	5.375%	2/8/35	5,620	5,437
[2]	Republic of Peru	6.550%	3/14/37	5,111	5,366
	Republic of Peru	3.300%	3/11/41	5,625	4,076
	Republic of Peru	5.625%	11/18/50	11,566	10,820
	Republic of Peru	3.550%	3/10/51	7,974	5,390
	Republic of Peru	5.875%	8/8/54	7,970	7,622
	Republic of Peru	2.780%	12/1/60	9,016	4,813
	Republic of Peru	3.600%	1/15/72	4,541	2,778
	Republic of Peru	3.230%	7/28/21	4,522	2,411
					89,860
Philippines (3.3%)
	Republic of Philippines	5.500%	3/30/26	4,650	4,692
	Republic of Philippines	3.229%	3/29/27	2,050	1,988
	Republic of Philippines	5.170%	10/13/27	2,100	2,120
	Republic of Philippines	3.000%	2/1/28	9,275	8,807
	Republic of Philippines	4.625%	7/17/28	2,225	2,209
	Republic of Philippines	3.750%	1/14/29	6,900	6,602
	Republic of Philippines	9.500%	2/2/30	9,225	11,033
	Republic of Philippines	4.375%	3/5/30	2,250	2,185
	Republic of Philippines	2.457%	5/5/30	4,450	3,930
	Republic of Philippines	7.750%	1/14/31	7,910	8,984
	Republic of Philippines	1.648%	6/10/31	5,625	4,580
	Republic of Philippines	1.950%	1/6/32	3,425	2,780
	Republic of Philippines	6.375%	1/15/32	4,655	4,941
	Republic of Philippines	3.556%	9/29/32	3,425	3,056
	Republic of Philippines	5.609%	4/13/33	3,350	3,402
	Republic of Philippines	5.000%	7/17/33	5,525	5,387
	Republic of Philippines	5.250%	5/14/34	4,550	4,483
	Republic of Philippines	6.375%	10/23/34	8,645	9,248
[5]	Republic of Philippines	5.500%	2/4/35	5,650	5,667
	Republic of Philippines	4.750%	3/5/35	5,100	4,821
	Republic of Philippines	5.000%	1/13/37	5,905	5,682
	Republic of Philippines	3.950%	1/20/40	9,225	7,656
	Republic of Philippines	3.700%	3/1/41	9,175	7,267
	Republic of Philippines	3.700%	2/2/42	9,320	7,318
	Republic of Philippines	2.950%	5/5/45	6,350	4,227
	Republic of Philippines	2.650%	12/10/45	6,900	4,307
	Republic of Philippines	3.200%	7/6/46	10,225	7,012
	Republic of Philippines	4.200%	3/29/47	4,850	3,886
	Republic of Philippines	5.950%	10/13/47	3,225	3,294
	Republic of Philippines	5.500%	1/17/48	5,750	5,530
	Republic of Philippines	5.600%	5/14/49	4,550	4,422
	Republic of Philippines	5.175%	9/5/49	3,700	3,397
[5]	Republic of Philippines	5.900%	2/4/50	4,525	4,556
	ROP Sukuk Trust	5.045%	6/6/29	4,440	4,445
					173,914

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Poland (1.9%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	7,975	7,827
[3]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	7,900	7,901
[3]	Bank Gospodarstwa Krajowego	6.250%	7/9/54	7,575	7,453
	Bank Gospodarstwa Krajowego	6.250%	7/9/54	350	344
[7]	Republic of Poland	3.250%	4/6/26	7,960	7,853
	Republic of Poland	5.500%	11/16/27	6,855	7,009
	Republic of Poland	4.625%	3/18/29	6,855	6,801
	Republic of Poland	5.750%	11/16/32	6,865	7,039
	Republic of Poland	4.875%	10/4/33	11,110	10,724
	Republic of Poland	5.125%	9/18/34	13,710	13,381
	Republic of Poland	5.500%	4/4/53	11,480	10,638
	Republic of Poland	5.500%	3/18/54	15,785	14,644
					101,614
Qatar (3.2%)
	State of Qatar	3.250%	6/2/26	16,242	15,988
	State of Qatar	4.500%	4/23/28	14,035	13,988
	State of Qatar	4.000%	3/14/29	18,500	18,019
	State of Qatar	4.625%	5/29/29	3,900	3,891
	State of Qatar	3.750%	4/16/30	13,934	13,292
[3]	State of Qatar	9.750%	6/15/30	5,433	6,727
	State of Qatar	4.750%	5/29/34	7,125	7,073
[3]	State of Qatar	6.400%	1/20/40	4,630	5,160
[3]	State of Qatar	5.750%	1/20/42	4,600	4,803
	State of Qatar	4.625%	6/2/46	9,336	8,356
	State of Qatar	5.103%	4/23/48	27,545	26,019
	State of Qatar	4.817%	3/14/49	26,683	24,107
	State of Qatar	4.400%	4/16/50	22,638	19,252
					166,675
Romania (1.6%)
	Romania	3.000%	2/27/27	6,168	5,864
	Romania	5.250%	11/25/27	4,570	4,487
	Romania	6.625%	2/17/28	7,612	7,746
	Romania	5.875%	1/30/29	9,120	8,959
	Romania	3.000%	2/14/31	5,968	4,923
	Romania	3.625%	3/27/32	5,028	4,138
	Romania	7.125%	1/17/33	7,112	7,193
	Romania	6.375%	1/30/34	9,134	8,729
	Romania	6.000%	5/25/34	4,590	4,248
[3]	Romania	5.750%	3/24/35	9,646	8,658
	Romania	6.125%	1/22/44	4,570	4,013
	Romania	5.125%	6/15/48	5,532	4,160
	Romania	4.000%	2/14/51	8,848	5,568
	Romania	7.625%	1/17/53	5,718	5,703
					84,389
Rwanda (0.1%)
	Republic of Rwanda	5.500%	8/9/31	2,900	2,396
Saudi Arabia (9.0%)
	Kingdom of Saudi Arabia	3.250%	10/26/26	23,803	23,287
	Kingdom of Saudi Arabia	2.500%	2/3/27	5,700	5,446
[3]	Kingdom of Saudi Arabia	5.125%	1/13/28	22,450	22,645
	Kingdom of Saudi Arabia	4.750%	1/18/28	14,750	14,707
	Kingdom of Saudi Arabia	3.625%	3/4/28	22,872	22,048
	Kingdom of Saudi Arabia	4.375%	4/16/29	17,275	16,892
	Kingdom of Saudi Arabia	4.750%	1/16/30	14,891	14,708
	Kingdom of Saudi Arabia	4.500%	4/17/30	13,692	13,327
	Kingdom of Saudi Arabia	3.250%	10/22/30	6,659	6,053
[3]	Kingdom of Saudi Arabia	5.375%	1/13/31	14,200	14,326
	Kingdom of Saudi Arabia	2.750%	2/3/32	4,545	3,910
	Kingdom of Saudi Arabia	5.500%	10/25/32	11,300	11,453
	Kingdom of Saudi Arabia	2.250%	2/2/33	12,520	9,995
	Kingdom of Saudi Arabia	4.875%	7/18/33	15,655	15,143
	Kingdom of Saudi Arabia	5.000%	1/16/34	18,220	17,735
[3]	Kingdom of Saudi Arabia	5.625%	1/13/35	18,150	18,347
	Kingdom of Saudi Arabia	4.500%	10/26/46	29,825	24,344
	Kingdom of Saudi Arabia	4.625%	10/4/47	20,323	16,771
	Kingdom of Saudi Arabia	5.000%	4/17/49	15,900	13,816
	Kingdom of Saudi Arabia	5.250%	1/16/50	15,867	14,245

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Saudi Arabia	3.250%	11/17/51	5,340	3,417
	Kingdom of Saudi Arabia	5.000%	1/18/53	14,875	12,644
	Kingdom of Saudi Arabia	5.750%	1/16/54	22,107	20,966
	Kingdom of Saudi Arabia	3.750%	1/21/55	12,372	8,381
	Kingdom of Saudi Arabia	4.500%	4/22/60	13,550	10,535
	Kingdom of Saudi Arabia	3.450%	2/2/61	10,245	6,342
	KSA Sukuk Ltd.	3.628%	4/20/27	20,475	19,977
	KSA Sukuk Ltd.	5.250%	6/4/27	5,825	5,876
	KSA Sukuk Ltd.	5.268%	10/25/28	11,452	11,574
	KSA Sukuk Ltd.	4.303%	1/19/29	9,200	8,994
	KSA Sukuk Ltd.	4.274%	5/22/29	13,850	13,510
	KSA Sukuk Ltd.	2.969%	10/29/29	11,415	10,423
	KSA Sukuk Ltd.	5.250%	6/4/30	6,245	6,273
	KSA Sukuk Ltd.	2.250%	5/17/31	9,037	7,618
	KSA Sukuk Ltd.	4.511%	5/22/33	13,775	13,128
[3]	KSA Sukuk Ltd.	5.250%	6/4/34	7,600	7,566
	KSA Sukuk Ltd.	5.250%	6/4/34	2,600	2,589
					469,011
Senegal (0.2%)
[2]	Republic of Senegal	7.750%	6/10/31	4,725	4,332
[2]	Republic of Senegal	6.250%	5/23/33	5,175	4,254
[2]	Republic of Senegal	6.750%	3/13/48	4,500	3,144
					11,730
Serbia (0.4%)
	Republic of Serbia	6.250%	5/26/28	3,425	3,497
	Republic of Serbia	2.125%	12/1/30	5,295	4,343
	Republic of Serbia	6.500%	9/26/33	4,500	4,655
[3]	Republic of Serbia	6.000%	6/12/34	6,480	6,447
	Republic of Serbia	6.000%	6/12/34	400	398
					19,340
South Africa (1.7%)
	Republic of South Africa	4.875%	4/14/26	5,713	5,671
	Republic of South Africa	4.850%	9/27/27	4,675	4,566
	Republic of South Africa	4.300%	10/12/28	9,050	8,488
	Republic of South Africa	4.850%	9/30/29	9,175	8,579
	Republic of South Africa	5.875%	6/22/30	6,439	6,210
	Republic of South Africa	5.875%	4/20/32	6,400	6,042
[3]	Republic of South Africa	7.100%	11/19/36	8,625	8,423
	Republic of South Africa	6.250%	3/8/41	3,385	2,921
	Republic of South Africa	5.375%	7/24/44	4,650	3,483
	Republic of South Africa	5.000%	10/12/46	4,698	3,241
	Republic of South Africa	5.650%	9/27/47	6,885	5,130
	Republic of South Africa	6.300%	6/22/48	2,740	2,207
	Republic of South Africa	5.750%	9/30/49	13,650	10,173
	Republic of South Africa	7.300%	4/20/52	7,225	6,517
[3]	Republic of South Africa	7.950%	11/19/54	6,700	6,421
					88,072
Sri Lanka (0.7%)
[2,3]	Republic of Sri Lanka	4.000%	4/15/28	6,867	6,412
[3,4]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/27	3.100%	1/15/30	4,919	4,320
[3,4]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/33	9,618	7,676
[3,4]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/36	4,423	3,595
[3,4]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/27	3.600%	2/15/38	9,219	7,645
[3,4]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	6,499	4,598
					34,246
Suriname (0.1%)
[3]	Republic of Suriname	7.950%	7/15/33	12	12
	Republic of Suriname	7.950%	7/15/33	3,252	3,094
					3,106
Tajikistan (0.0%)
[2]	Republic of Tajikistan	7.125%	9/14/27	2,350	2,312
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	4,560	4,470
	Republic of Trinidad & Tobago	4.500%	6/26/30	2,240	2,058
	Republic of Trinidad & Tobago	5.950%	1/14/31	2,579	2,515

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Trinidad & Tobago	6.400%	6/26/34	3,460	3,394
					12,437
Turkey (6.5%)
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	11,775	11,679
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	14,150	14,440
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	11,665	12,458
[3]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/30	10,200	10,124
	Republic of Turkey	4.250%	4/14/26	6,737	6,637
	Republic of Turkey	4.875%	10/9/26	13,774	13,582
	Republic of Turkey	6.000%	3/25/27	14,492	14,531
	Republic of Turkey	8.600%	9/24/27	9,150	9,761
	Republic of Turkey	9.875%	1/15/28	16,035	17,697
	Republic of Turkey	5.125%	2/17/28	9,275	9,038
	Republic of Turkey	6.125%	10/24/28	12,228	12,183
	Republic of Turkey	9.375%	3/14/29	10,350	11,410
	Republic of Turkey	7.625%	4/26/29	13,325	13,829
	Republic of Turkey	11.875%	1/15/30	6,942	8,624
	Republic of Turkey	5.250%	3/13/30	9,224	8,641
	Republic of Turkey	9.125%	7/13/30	10,845	12,041
	Republic of Turkey	5.950%	1/15/31	10,295	9,799
	Republic of Turkey	5.875%	6/26/31	8,100	7,639
	Republic of Turkey	7.125%	7/17/32	8,100	8,095
	Republic of Turkey	9.375%	1/19/33	12,650	14,296
	Republic of Turkey	6.500%	9/20/33	6,725	6,426
	Republic of Turkey	8.000%	2/14/34	6,646	7,063
	Republic of Turkey	7.625%	5/15/34	13,775	14,117
	Republic of Turkey	6.500%	1/3/35	16,033	15,151
	Republic of Turkey	6.875%	3/17/36	12,690	12,257
	Republic of Turkey	7.250%	3/5/38	4,515	4,573
	Republic of Turkey	6.750%	5/30/40	9,200	8,468
	Republic of Turkey	6.000%	1/14/41	13,440	11,262
	Republic of Turkey	4.875%	4/16/43	13,750	9,840
	Republic of Turkey	6.625%	2/17/45	13,450	11,623
	Republic of Turkey	5.750%	5/11/47	16,070	12,396
					339,680
Ukraine (0.8%)
[4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,396	1,361
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	200	86
[4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	8,743	3,776
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	7,256	4,458
[4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	10	6
[3,4]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	6,055	3,710
[4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/29	5,395	3,799
[4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	14,425	8,240
[3,4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	13,309	7,404
[3,4]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	11,268	6,170
					39,010
United Arab Emirates (4.8%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	6,080	6,185
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	7,225	6,498
	Emirate of Abu Dhabi	3.125%	5/3/26	12,477	12,270
	Emirate of Abu Dhabi	3.125%	10/11/27	18,800	18,133
	Emirate of Abu Dhabi	1.625%	6/2/28	9,307	8,418
	Emirate of Abu Dhabi	4.875%	4/30/29	7,600	7,634
	Emirate of Abu Dhabi	2.500%	9/30/29	13,860	12,581
	Emirate of Abu Dhabi	3.125%	4/16/30	13,875	12,829
	Emirate of Abu Dhabi	1.700%	3/2/31	6,950	5,815
	Emirate of Abu Dhabi	1.875%	9/15/31	8,000	6,659
	Emirate of Abu Dhabi	2.000%	10/19/31	4,675	3,921
	Emirate of Abu Dhabi	4.050%	7/7/32	7,800	7,401
	Emirate of Abu Dhabi	4.917%	9/25/33	6,855	6,850
	Emirate of Abu Dhabi	5.000%	4/30/34	6,300	6,305
[3]	Emirate of Abu Dhabi	4.857%	7/2/34	6,400	6,365
	Emirate of Abu Dhabi	4.857%	7/2/34	550	547
	Emirate of Abu Dhabi	2.875%	10/19/41	4,265	3,078
	Emirate of Abu Dhabi	4.125%	10/11/47	13,745	11,002
	Emirate of Abu Dhabi	3.125%	9/30/49	18,010	11,983
	Emirate of Abu Dhabi	3.875%	4/16/50	18,150	13,829
	Emirate of Abu Dhabi	3.000%	9/15/51	5,640	3,646

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emirate of Abu Dhabi	4.951%	7/7/52	5,674	5,140
	Emirate of Abu Dhabi	5.500%	4/30/54	8,100	7,945
	Emirate of Abu Dhabi	3.250%	10/19/61	9,150	5,910
	Emirate of Abu Dhabi	2.700%	9/2/70	6,750	3,643
	Emirate of Dubai	5.250%	1/30/43	4,625	4,403
	Emirate of Dubai	3.900%	9/9/50	6,092	4,354
	Finance Department Government of Sharjah	6.500%	11/23/32	4,599	4,725
	Finance Department Government of Sharjah	3.625%	3/10/33	3,425	2,890
	Finance Department Government of Sharjah	6.125%	3/6/36	4,675	4,598
	Finance Department Government of Sharjah	4.000%	7/28/50	4,423	2,845
	Finance Department Government of Sharjah	4.375%	3/10/51	2,256	1,540
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,670	4,592
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	4,215	3,986
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	5,525	5,329
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	4,739	4,275
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	3,575	3,300
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	3,400	2,945
	Sharjah Sukuk Program Ltd.	6.092%	3/19/34	3,825	3,904
[3]	Sharjah Sukuk Program Ltd.	5.433%	4/17/35	4,540	4,430
					252,703
Uruguay (1.3%)
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	6,186	6,141
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	9,379	9,132
	Oriental Republic of Uruguay	7.875%	1/15/33	3,765	4,363
	Oriental Republic of Uruguay	5.750%	10/28/34	9,972	10,202
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	4,756	5,537
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	3,270	2,727
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	17,946	16,321
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	11,714	10,246
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	5,840	5,245
					69,914
Uzbekistan (0.2%)
	Republic of Uzbekistan	7.850%	10/12/28	2,950	3,069
	Republic of Uzbekistan	5.375%	2/20/29	2,225	2,106
	Republic of Uzbekistan	3.700%	11/25/30	2,584	2,177
	Republic of Uzbekistan	3.900%	10/19/31	2,859	2,378
[3]	Republic of Uzbekistan	6.900%	2/28/32	2,775	2,723
					12,453
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/53	6,275	3,815
[4]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	6,235	5,535
					9,350
Total Sovereign Bonds (Cost $4,674,502)					4,438,007
				Shares
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[8]	Vanguard Market Liquidity Fund (Cost $72,661)	4.371%		726,676	72,660
Total Investments (99.5%) (Cost $5,506,391)					5,207,694
Other Assets and Liabilities—Net (0.5%)					25,737
Net Assets (100.0%)					5,233,431
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $309,402,000, representing 5.9% of net assets.
4	Step bond.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
6	Non-income-producing security—security in default.
7	Securities with a value of $450,000 have been segregated as initial margin for open futures contracts.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Vanguard® Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	61	6,490	(10)

Short Futures Contracts
Long U.S. Treasury Bond	March 2025	(13)	(1,481)	3
Ultra Long U.S. Treasury Bond	March 2025	(6)	(711)	(6)
				(3)
				(13)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,731	—	7,731
Corporate Bonds	—	689,296	—	689,296
Sovereign Bonds	—	4,438,007	—	4,438,007
Temporary Cash Investments	72,660	—	—	72,660
Total	72,660	5,135,034	—	5,207,694
Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
Liabilities
Futures Contracts[1]	(16)	—	—	(16)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.